As filed with the U.S. Securities and Exchange Commission on May 16, 2011

Securities Act File No. 33-34929

Investment Company Act File No. 811-06110

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 45

(Check appropriate box or boxes)

Western Asset Funds, Inc.

(Formerly LM Institutional Fund Advisors I, Inc.)

(Exact Name of Registrant as Specified in Charter)

100 International Drive, Baltimore, Maryland	21202
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (410) 539-0000

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 International Drive

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

COPY TO:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, WESTERN ASSET FUNDS, INC., hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 10th day of May, 2011.

WESTERN ASSET FUNDS, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 10, 2011.

Signature	Title

/s/ R. Jay Gerken	Director and President
R. Jay Gerken

/s/ Kaprel Ozsolak	Principal Financial Officer and Principal Accounting Officer
Kaprel Ozsolak

/s/ Ronald J. Arnault*	Director
Ronald J. Arnault

/s/ Anita L. DeFrantz*	Director
Anita L. DeFrantz

/s/ Ronald L. Olson*	Director
Ronald L. Olson

/s/ Avedick B. Poladian*	Director
Avedick B. Poladian

/s/ William E.B. Siart*	Director
William E.B. Siart

/s/ Jaynie M. Studenmund*	Director
Jaynie M. Studenmund

By:	/s/ Erin K. Morris
Erin K. Morris
*Attorney-in-Fact pursuant to Powers of Attorney previously filed
Date: May 10, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase